As filed with the Securities and Exchange Commission on February 5, 1999 Registration No. 333-60461

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                       POST-EFFECTIVE AMENDMENT NO. 1 TO
                                   FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401



It is proposed that this filing will become effective on February 5, 1999 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec II Flexible Premium Variable Life Insurance Policies.

Filing fee: None


The Registrant is registering an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24F-2 under the Investment Company Act of 1940, and will file its Rule 24f-2 Notice for the fiscal year ending December 31, 1998, within the time period required by Section 24 of the Investment Company ACt of 1940 and applicable regulations thereunder.

Pacific Select Exec Separate Account of Pacific
Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C
under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)

Form N-8B-2                                Form S-6
Item Number                                Heading in Prospectus

1.(a) Name of trust                        Prospectus front cover

(b) Title of securities issued             Prospectus front cover

2. Name and address of each depositor      Prospectus front cover

3. Name and address of trustee             N/A

4. Name and address of each principal      Pacific Life
   underwriter                             Insurance Company

5. State of organization of trust          Pacific Select Exec
                                           Separate Account

6. Execution and termination of trust      Pacific Select Exec
   agreement                               Separate Account

7. Changes of name                         N/A

8. Fiscal year                             N/A

9. Litigation                              N/A

II. General Description of the Trust
and Securities of the Trust

10.(a) Registered or bearer
securities                                 The Policy

(b) Cumulative or distributive
securities                              The Policy

(c) Conversion, transfer, etc.          Transfers, Surrenders,
                                        Withdrawals and
                                        Policy Loans;
                                        Surrender

(d) Periodic payment plan               N/A

(e) Voting rights                       Voting on Fund Shares

(f) Notice to security holders          Confirmation Statements and Other
                                        Reports to Owners

(g) Consents required                   Disregard of Voting
                                        Instructions;
                                        Substitution of
                                        Investments

(h) Other provisions                    The Policy

11. Type of securities comprising
units                                   The Policy

12. Certain information regarding
periodic payment plan
certificates                            N/A

13.(a) Load, fees, expenses, etc.       Charges and Deductions

(b) Certain information regarding
periodic payment plan
certificates                            N/A

(c) Certain percentages                 Charges and Deductions

(d) Certain other fees, etc.            Charges and Deductions

(e) Certain other profits or
benefits                                The Policy

(f) Ratio of annual charges to
income                                  N/A

14. Issuance of trust's securities      The Policy

15. Receipt and handling of payments
from purchasers                             The Policy; Premiums

16. Acquisition and disposition of          Introduction; Pacific
underlying securities                       Select Exec Separate
                                            Account; The Policy

17. Withdrawal or redemption                Transfers, Surrenders,
                                            Withdrawals and
                                            Policy Loans;
                                            Surrender

18.(a) Receipt, custody and dis-
position of income                          The Policy

(b) Reinvestment of
distributions                               N/A

(c) Reserves or special funds               N/A

(d) Schedule of distributions               N/A

19. Records, accounts and reports           Confirmation Statements and Other
                                            Reports to Owners

20. Certain miscellaneous provisions
of trust agreement:

(a) Amendment                               N/A

(b) Termination                             N/A

(c) and (d) Trustees, removal and
successor                                   N/A

(e) and (f) Depositors, removal
and successor                               N/A

21. Loans to security holders               Policy Loans

22. Limitations on liability                N/A

23. Bonding arrangements                    N/A

24. Other material provisions of
trust agreement                             N/A

III. Organizations, Personnel and
Affiliated Persons of Depositor

25. Organization of depositor                   Pacific Life
                                                Insurance Company

26. Fees received by depositor                  See Items 13(a) and
                                                13(e)

27. Business of depositor                       Pacific Life
                                                Insurance Company

28. Certain information as to officials
and affiliated persons of                       More about Pacific
depositor                                       Life

29. Voting securities of depositor              N/A

30. Persons controlling depositor               N/A

31. Payments by depositor for certain services
rendered to trust                               N/A

32. Payments by depositor for certain
other services rendered to trust                N/A

33. Remuneration of employees of
depositor for certain services
rendered to trust                               Charges and Deductions

34. Remuneration of other persons
for certain services rendered
to trust                                        Charges and Deductions

IV. Distribution and Redemption of
Securities

35. Distribution of trust's securities
by states                                       N/A

36. Suspension of sales of trust's
securities                                      N/A

37. Revocation of authority to
distribute                                      N/A

38.(a) Method of distribution           Distribution of the
                                        Policy

(b) Underwriting agreements             Distribution of the
                                        Policy

(c) Selling agreements                  Distribution of the
                                        Policy

39.(a) Organization of principal
underwriters                            See Item 25

(b) N.A.S.D. membership of
principal underwriters                  See Item 25

40. Certain fees received by principal  See Items 13(a) and
underwriters                            13(e)

41.(a) Business of each principal
underwriter                             See Item 27

(b) Branch offices of each
principal underwriter                   N/A

(c) Salesmen of each principal
underwriter                             N/A

42. Ownership of trust's securities
by certain persons                      N/A

43. Certain brokerage commissions
received by principal
underwriters                            N/A

44.(a) Method of valuation              Determination of
                                        Accumulated Value

(b) Schedule as to offering
price                                   Charges and Deductions

(c) Variation in offering price
to certain persons                      Charges and Deductions

45. Suspension of redemption rights     Surrender

46.(a) Redemption valuation                  See Items 10(c) and (d)

(b) Schedule as to redemption
price                                        Surrender

47. Maintenance of position in
underlying securities                        The Pacific Select Fund

V. Information Concerning the
Trustee or Custodian

48. Organization and regulation of
trustee                                      N/A

49. Fees and expenses of trustees            N/A

50. Trustee's lien                           N/A

VI. Information Concerning Insurance of
Holders of Securities

51. Insurance of holders of trust's          Pacific Life
securities                                   Insurance Company;
                                             The Policy

52.(a) Provisions of trust agreement
with respect to selection or
elimination of under-                        Substitution of
lying securities                             Investments

(b) Transactions involving elimi-
nation of underlying                         Substitution of
securities                                   Investments

(c) Policy regarding substitution
or elimination of under-                     See Items 13(a) and
lying securities                             52(a)

(d) Fundamental policy not other-
wise covered                                 N/A

53. Tax status of trust                      Federal Income Tax
                                             Considerations

VIII. Financial and Statistical Information

54. Trust's securities during last
ten years                                N/A

55. N/A

56. Certain information regarding peri-
odic payment plan certificates           Premiums

57. N/A

58. N/A

59. Financial statements (Instruc-
tion 1(c) of "Instructions as
to the Prospectus" of Form
S-6)                                     Financial Statements

                                  PROSPECTUS

(Included in Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-98-002348, File No. 333-60461,
as filed on November 19, 1998, and incorporated by reference herein.)

  Supplement dated February 5, 1999 to Prospectus dated December 14, 1998 for
    Pacific Select Exec II Flexible Premium Variable Life Insurance Policy
                   Issued by Pacific Life Insurance Company

The Prospectus is revised as follows:

SUMMARY OF THE POLICY

  The first paragraph under "Surrender Charge" is revised to read:

  Pacific Life will assess a surrender charge against Accumulated Value upon surrender of a Policy. The surrender charge is a specified amount that varies with the Age and risk classification of the Insured, and the Death Benefit Option selected, for each $1,000 of a Policy's Face Amount in accordance with the schedule in Appendix B. The surrender charge remains level for the first Policy Year, then decreases by 0.9259% per month to zero at the end of the 120th month.

  However, your Policy's surrender charge will never be greater than the maximum surrender charge, which is a specified amount that varies with the Age and risk classification of the Insured, and the Death Benefit Option selected, for each $1,000 of a Policy's Face Amount in accordance with the schedule in Appendix D. The maximum surrender charge remains level until the end of the 120th month, then becomes zero.

  The first sentence of the second paragraph under "Surrender Charge" is revised to read:

  If there are increases in the Face Amount, each increase will have a corresponding surrender charge and maximum surrender charge related to the amount of the increase.

  The third paragraph under "Surrender Charge" is revised to read:

  There is no reduction of surrender charge or maximum surrender charge when the Face Amount of a Policy is decreased.

CHARGES AND DEDUCTIONS

  The section entitled "Surrender Charge" is revised to read:

  A surrender charge may be deducted from your Accumulated Value upon surrender of your Policy. The surrender charge is a specified amount that varies with the Age and risk classification of the Insured, and the Death Benefit Option selected, for each $1,000 of a Policy's Face Amount in accordance with the schedule in Appendix B. The surrender charge remains level for the first Policy Year, then decreases by 0.9259% per month to zero at the end of the 120th month.

  However, your Policy's surrender charge will never be greater than the maximum surrender charge, which is a specified amount that varies with the Age and risk classification of the Insured, and the Death Benefit Option selected, for each $1,000 of a Policy's Face Amount in accordance with the schedule in Appendix D. The maximum surrender charge remains level until the end of the 120th month, then becomes zero.

  For example, if a Male Insured Age 45 who is a non-smoker purchases a Policy with a Face Amount of $350,000, the charge for surrender of the Policy, assuming standard underwriting risk:

                                          Policy Surrender     Policy Maximum
                                               Charge         Surrender Charge
                                        -------------------- -------------------
                                         Option               Option
                                         A or C    Option B   A or C   Option B
                                        --------- ---------- --------- ---------
Policy surrendered during the first
 Policy Year..........................  $9,096.50 $12,155.50 $4,426.10 $5,752.60
Policy surrendered at end of the fifth
 Policy Year..........................  $5,053.61 $ 6,753.06 $4,426.10 $5,752.60
Policy surrendered at end of the sixth
 Policy Year..........................  $4,042.89 $ 5,402.44 $4,426.10 $5,752.60

  For the Option B Policy in the example above, the maximum surrender charge of $5,752.60 would be deducted from the Accumulated Value if the Policy was surrendered during the first Policy Year, or at the end of the fifth Policy Year. However, if the Option B Policy was surrendered at the end of the sixth Policy Year, the surrender charge of $5,402.44 is less than the maximum surrender charge and would be the amount deducted from the Accumulated Value of the Policy upon surrender.

  If there have been increases in the Face Amount, each increase will have a corresponding surrender charge and maximum surrender charge related to the amount of the increase. These charges will be specified in a supplemental schedule of benefits at the time of the increase.

  There is no reduction of surrender charge or maximum surrender charge when the Face Amount of a Policy is decreased.

  The maximum surrender charge under a Policy will never exceed $33.99 per $1,000 of original Face Amount.

APPENDIX A

  The paragraph under the "Mortality and Expense Risk Face Amount Charge" chart in Appendix A is revised to read:

  If the Insured is assigned a risk classification other than standard, a factor is applied to the M&E Risk Face Amount Charge according to the nonstandard table rating assigned to that Insured. For Insureds assigned a nonstandard rating reflected in the table below, the rates above are multiplied by the applicable nonstandard table factor below for that Insured if Death Benefit Option A or C is selected. A factor of 1.00 is applied to the M&E Risk Face Amount Charge for an Insured assigned a risk classification other than standard if Death Benefit Option B is selected.

APPENDIX B

  The first sentence of the paragraph under the "Surrender Charge" chart in Appendix B is revised to read:

  If the Insured is assigned a risk classification other than standard, a factor is applied to the surrender charge rate according to the nonstandard table rating assigned to that Insured. For Insureds assigned a nonstandard rating reflected in the table setting forth the nonstandard table factors at the bottom of Appendix A, the rates above are multiplied by the applicable nonstandard table factor found in that table for that Insured if Death Benefit Option A or C is selected. A factor of 1.00 is applied to the surrender charge for an Insured assigned a risk classification other than standard if Death Benefit Option B is selected.

  The following Appendix is added to the Prospectus:

                                  APPENDIX D

       MAXIMUM SURRENDER CHARGE RATES PER $1,000 OF ORIGINAL FACE AMOUNT

                  Death Benefit Option A or C                     Death Benefit Option B
       ---------------------------------------------- -----------------------------------------------
              Nonsmoker                Smoker                 Nonsmoker                Smoker
Issue  ----------------------  ----------------------  ----------------------  ----------------------
 Age    Male   Female  Unisex   Male   Female  Unisex   Male   Female  Unisex   Male   Female  Unisex
-----  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
   5    1.222   0.772   1.146   1.222   0.772   1.146   3.770   2.926   3.608   3.770   2.926   3.608
  10    1.258   0.784   1.182   1.258   0.784   1.182   3.830   2.998   3.656   3.830   2.998   3.656
  15    1.282   0.820   1.206   1.282   0.820   1.206   3.866   3.034   3.704   3.866   3.034   3.704
  20    3.284   2.444   3.132   4.408   3.120   4.170   6.690   5.622   6.478   6.960   5.992   6.808
  25    4.342   3.368   4.172   5.678   4.226   5.424   7.732   6.612   7.494   7.932   6.932   7.772
  30    5.246   4.164   5.056   6.802   5.210   6.528   8.954   7.662   8.676   9.054   7.902   8.856
  35    6.302   5.096   6.082   8.130   6.330   7.826  10.618   9.040  10.292  10.758   9.180  10.492
  40    8.918   7.302   8.632  11.306   8.902  10.898  13.140  10.984  12.680  13.240  10.924  12.850
  45   12.646  10.400  12.246  15.762  12.464  15.192  16.436  13.410  15.802  16.426  13.188  15.882
  50   16.190  13.352  15.696  19.972  15.812  19.260  20.546  16.538  19.692  20.666  16.158  19.832
  55   19.504  16.132  18.916  23.740  18.904  22.954  25.462  20.360  24.542  25.682  20.070  24.802
  58   22.934  18.978  22.230  27.542  21.978  26.664  27.880  23.094  27.646  27.542  23.224  28.566
  59   24.190  20.014  23.448  28.872  23.096  27.940  28.098  24.120  28.326  28.872  24.438  29.336
  60   25.560  21.144  24.770  30.358  24.308  29.318  28.282  25.222  28.728  30.358  25.710  29.318
  61   27.004  22.364  26.178  32.018  25.586  30.768  28.238  26.262  29.042  32.018  26.880  30.768
  62   28.374  23.544  27.512  33.558  26.840  32.172  28.374  26.500  29.214  33.558  28.136  32.172
  63   29.796  24.792  28.910  33.978  28.138  33.640  29.796  26.506  28.910  33.978  28.138  33.640
  64   31.276  26.126  30.356  33.060  29.484  33.992  31.276  26.682  30.356  33.060  29.484  33.992
  65   32.196  26.922  31.250  32.556  30.276  33.054  32.196  26.922  31.250  32.556  30.276  33.054
  66   32.752  27.516  31.800  32.018  30.794  32.278  32.752  27.516  31.800  32.018  30.794  32.278
  70   31.732  26.730  30.812  30.676  29.622  31.038  31.732  26.730  30.812  30.676  29.622  31.038
  75   30.034  25.452  29.164  28.330  27.772  28.812  30.034  25.452  29.164  28.330  27.772  28.812
  80   26.284  22.080  25.458  24.830  23.970  26.030  26.284  22.080  25.458  24.830  23.970  26.030
  85   18.606  14.570  17.918  18.282  15.656  18.240  18.606  14.570  17.918  18.282  15.656  18.240

If the Insured is assigned a risk classification other than standard, a factor is applied to the maximum surrender charge rate according to the nonstandard table rating assigned to that Insured. For Insureds assigned a nonstandard rating reflected in the table setting forth the nonstandard table factors at the bottom of Appendix A, the rates above are multiplied by the applicable nonstandard table factor found in that table for that Insured if Death Benefit Option A or C is selected. A factor of 1.00 is applied to the maximum surrender charge for an Insured assigned a risk classification other than standard who selects Death Benefit Option B.

Representative figures shown. For Issue Ages not listed, please ask your registered representative.

  The following pages replace the illustrations in the Prospectus:

                   FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE

   Illustration of Death Benefits, Accumulated Values and Net Cash Surrender
                Values Based on Current Cost of Insurance Rates

ISSUE AGE: 45                                             FACE AMOUNT: $439,120
CLASS: MALE NONSMOKER                                   DEATH BENEFIT OPTION: A
GUIDELINE PREMIUM TEST                                  ANNUAL PREMIUM: $10,000

                         Total                 End of Year DEATH BENEFIT
                       Premiums            Assuming Hypothetical Gross Annual
         End of        Paid Plus                  Investment Return of
         Policy       Interest at         --------------------------------------------
          Year            5%                 0%               6%               12%
         ------       -----------         --------         --------         ----------
            1          $ 10,500           $439,120         $439,120         $  439,120
            2          $ 21,525           $439,120         $439,120         $  439,120
            3          $ 33,101           $439,120         $439,120         $  439,120
            4          $ 45,256           $439,120         $439,120         $  439,120
            5          $ 58,019           $439,120         $439,120         $  439,120
            6          $ 71,420           $439,120         $439,120         $  439,120
            7          $ 85,491           $439,120         $439,120         $  439,120
            8          $100,266           $439,120         $439,120         $  439,120
            9          $115,779           $439,120         $439,120         $  439,120
           10          $132,068           $439,120         $439,120         $  439,120
           15          $226,575           $439,120         $439,120         $  439,120
           20          $347,193           $439,120         $439,120         $  646,489
           25          $501,135           $439,120         $439,120         $1,104,065
           30          $697,608           $439,120         $572,027         $1,775,987
           35          $948,363           $439,120         $772,653         $2,997,053

              End of Year ACCUMULATED VALUE      End of Year NET CASH SURRENDER VALUE
            Assuming Hypothetical Gross Annual    Assuming Hypothetical Gross Annual
   End of          Investment Return of                  Investment Return of
   Policy   ----------------------------------   ------------------------------------
    Year        0%         6%          12%           0%          6%           12%
   ------   --------   ---------   -----------   --------   -----------   -----------
      1     $  7,033    $  7,517    $    8,002   $  1,479      $  1,963    $    2,449
      2     $ 13,895    $ 15,300    $   16,766   $  8,342      $  9,747    $   11,213
      3     $ 20,594    $ 23,371    $   26,387   $ 15,041      $ 17,818    $   20,834
      4     $ 27,167    $ 31,792    $   37,016   $ 21,614      $ 26,239    $   31,463
      5     $ 33,640    $ 40,602    $   48,783   $ 28,087      $ 35,049    $   43,230
      6     $ 40,023    $ 49,831    $   61,826   $ 34,951      $ 44,758    $   56,754
      7     $ 46,321    $ 59,505    $   76,296   $ 42,517      $ 55,701    $   72,491
      8     $ 52,529    $ 69,646    $   92,349   $ 49,993      $ 67,110    $   89,813
      9     $ 58,644    $ 80,274    $  110,165   $ 57,376      $ 79,006    $  108,897
     10     $ 64,653    $ 91,404    $  129,933   $ 64,653      $ 91,404    $  129,933
     15     $100,991    $165,049    $  278,286   $100,991      $165,049    $  278,286
     20     $132,201    $257,720    $  529,909   $132,201      $257,720    $  529,909
     25     $157,736    $377,955    $  951,781   $157,736      $377,955    $  951,781
     30     $175,408    $534,605    $1,659,800   $175,408      $534,605    $1,659,800
     35     $182,767    $735,860    $2,854,336   $182,767      $735,860    $2,854,336

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

                   FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE

   Illustration of Death Benefits, Accumulated Values and Net Cash Surrender
              Values Based on Guaranteed Cost of Insurance Rates

ISSUE AGE: 45                                             FACE AMOUNT: $439,120
CLASS: MALE NONSMOKER                                   DEATH BENEFIT OPTION: A
GUIDELINE PREMIUM TEST                                  ANNUAL PREMIUM: $10,000

                         Total                 End of Year DEATH BENEFIT
                       Premiums            Assuming Hypothetical Gross Annual
         End of        Paid Plus                  Investment Return of
         Policy       Interest at         ---------------------------------------------
          Year            5%                 0%                6%               12%
         ------       -----------         --------          --------         ----------
            1          $ 10,500           $439,120          $439,120         $  439,120
            2          $ 21,525           $439,120          $439,120         $  439,120
            3          $ 33,101           $439,120          $439,120         $  439,120
            4          $ 45,256           $439,120          $439,120         $  439,120
            5          $ 58,019           $439,120          $439,120         $  439,120
            6          $ 71,420           $439,120          $439,120         $  439,120
            7          $ 85,491           $439,120          $439,120         $  439,120
            8          $100,266           $439,120          $439,120         $  439,120
            9          $115,779           $439,120          $439,120         $  439,120
           10          $132,068           $439,120          $439,120         $  439,120
           15          $226,575           $439,120          $439,120         $  439,120
           20          $347,193           $439,120          $439,120         $  548,975
           25          $501,135           $439,120          $439,120         $  931,605
           30          $697,608           $439,120          $439,120         $1,483,788
           35          $948,363           $      0*         $520,061         $2,482,115

               End of Year ACCUMULATED VALUE      End of Year NET CASH SURRENDER VALUE
             Assuming Hypothetical Gross Annual    Assuming Hypothetical Gross Annual
   End of           Investment Return of                  Investment Return of
   Policy   ------------------------------------- -------------------------------------
    Year        0%          6%           12%          0%          6%           12%
   ------   ----------- ----------- ------------- ----------- ----------- -------------
      1         $ 7,033    $  7,517    $    8,002     $ 1,479    $  1,963    $    2,449
      2         $13,895    $ 15,300    $   16,766     $ 8,342    $  9,747    $   11,213
      3         $20,594    $ 23,371    $   26,387     $15,041    $ 17,818    $   20,834
      4         $27,167    $ 31,792    $   37,016     $21,614    $ 26,239    $   31,463
      5         $33,640    $ 40,602    $   48,783     $28,087    $ 35,049    $   43,230
      6         $38,007    $ 47,793    $   59,779     $32,935    $ 42,721    $   54,707
      7         $42,134    $ 55,170    $   71,844     $38,330    $ 51,366    $   68,040
      8         $45,999    $ 62,726    $   85,094     $43,462    $ 60,190    $   82,558
      9         $49,571    $ 70,448    $   99,656     $48,303    $ 69,180    $   98,388
     10         $52,819    $ 78,319    $  115,677     $52,819    $ 78,319    $  115,677
     15         $72,595    $130,608    $  237,677     $72,595    $130,608    $  237,677
     20         $80,332    $191,120    $  449,980     $80,332    $191,120    $  449,980
     25         $67,413    $262,674    $  803,108     $67,413    $262,674    $  803,108
     30         $15,310    $355,958    $1,386,718     $15,310    $355,958    $1,386,718
     35         $     0*   $495,296    $2,363,919     $     0*   $495,296    $2,363,919

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

*Additional payment will be required to prevent policy termination.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

                   FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE

   Illustration of Death Benefits, Accumulated Values and Net Cash Surrender
                Values Based on Current Cost of Insurance Rates

ISSUE AGE: 45                                             FACE AMOUNT: $186,995
CLASS: MALE NONSMOKER                                   DEATH BENEFIT OPTION: B
GUIDELINE PREMIUM TEST                                  ANNUAL PREMIUM: $10,000

                         Total                 End of Year DEATH BENEFIT
                       Premiums            Assuming Hypothetical Gross Annual
         End of        Paid Plus                  Investment Return of
         Policy       Interest at         --------------------------------------------
          Year            5%                 0%               6%               12%
         ------       -----------         --------         --------         ----------
            1          $ 10,500           $194,991         $195,506         $  196,021
            2          $ 21,525           $202,850         $204,376         $  205,965
            3          $ 33,101           $210,574         $213,631         $  216,943
            4          $ 45,256           $218,203         $223,330         $  229,104
            5          $ 58,019           $225,743         $233,500         $  242,586
            6          $ 71,420           $233,200         $244,169         $  257,539
            7          $ 85,491           $240,575         $255,364         $  274,128
            8          $100,266           $247,865         $267,110         $  292,529
            9          $115,779           $255,069         $279,430         $  312,941
           10          $132,068           $262,181         $292,348         $  335,579
           15          $226,575           $300,792         $372,205         $  497,876
           20          $347,193           $335,360         $471,883         $  769,046
           25          $501,135           $365,111         $595,989         $1,223,247
           30          $697,608           $388,142         $749,048         $1,984,303
           35          $948,363           $402,462         $936,735         $3,261,683

              End of Year ACCUMULATED VALUE    End of Year NET CASH SURRENDER VALUE
            Assuming Hypothetical Gross Annual  Assuming Hypothetical Gross Annual
   End of          Investment Return of                Investment Return of
   Policy   ---------------------------------- -------------------------------------
    Year        0%         6%         12%          0%          6%           12%
   ------   ---------- ---------- ------------ ----------- ----------- -------------
      1       $  7,996   $  8,511   $    9,026    $  4,922    $  5,437    $    5,953
      2       $ 15,855   $ 17,381   $   18,970    $ 12,781    $ 14,307    $   15,896
      3       $ 23,579   $ 26,636   $   29,948    $ 20,506    $ 23,563    $   26,874
      4       $ 31,208   $ 36,335   $   42,109    $ 28,134    $ 23,261    $   39,036
      5       $ 38,748   $ 46,505   $   55,591    $ 35,675    $ 43,432    $   52,518
      6       $ 46,205   $ 57,174   $   70,544    $ 43,318    $ 54,288    $   67,658
      7       $ 53,580   $ 68,369   $   87,133    $ 51,415    $ 66,204    $   84,968
      8       $ 60,870   $ 80,115   $  105,534    $ 59,427    $ 78,671    $  104,091
      9       $ 68,074   $ 92,435   $  125,946    $ 67,353    $ 91,713    $  125,225
     10       $ 75,186   $105,353   $  148,584    $ 75,186    $105,353    $  148,584
     15       $113,797   $185,210   $  310,881    $113,797    $185,210    $  310,881
     20       $148,365   $284,888   $  582,051    $148,365    $284,888    $  582,051
     25       $178,116   $408,994   $1,036,252    $178,116    $408,994    $1,036,252
     30       $201,147   $562,053   $1,797,308    $201,147    $562,053    $1,797,308
     35       $215,467   $749,740   $3,074,687    $215,467    $749,740    $3,074,688

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

                   FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE

   Illustration of Death Benefits, Accumulated Values and Net Cash Surrender
              Values Based on Guaranteed Cost of Insurance Rates

ISSUE AGE: 45                                             FACE AMOUNT: $186,995
CLASS: MALE NONSMOKER                                   DEATH BENEFIT OPTION: B
GUIDELINE PREMIUM TEST                                  ANNUAL PREMIUM: $10,000

                         Total                 End of Year DEATH BENEFIT
                       Premiums            Assuming Hypothetical Gross Annual
         End of        Paid Plus                  Investment Return of
         Policy       Interest at         --------------------------------------------
          Year            5%                 0%               6%               12%
         ------       -----------         --------         --------         ----------
            1          $ 10,500           $194,991         $195,506         $  196,021
            2          $ 21,525           $202,850         $204,376         $  205,965
            3          $ 33,101           $210,574         $213,631         $  216,943
            4          $ 45,256           $218,203         $223,330         $  229,104
            5          $ 58,019           $225,743         $233,500         $  242,586
            6          $ 71,420           $232,254         $243,193         $  256,534
            7          $ 85,491           $238,602         $253,271         $  271,910
            8          $100,266           $244,775         $263,738         $  288,860
            9          $115,779           $250,756         $274,598         $  307,539
           10          $132,068           $256,530         $285,851         $  328,119
           15          $226,575           $286,942         $354,142         $  474,071
           20          $347,193           $309,782         $434,574         $  712,614
           25          $501,135           $321,223         $525,852         $1,102,385
           30          $697,608           $315,465         $623,985         $1,740,160
           35          $948,363           $281,700         $717,711         $2,782,967

              End of Year ACCUMULATED VALUE    End of Year NET CASH SURRENDER VALUE
            Assuming Hypothetical Gross Annual  Assuming Hypothetical Gross Annual
   End of          Investment Return of                Investment Return of
   Policy   ---------------------------------- -------------------------------------
    Year        0%         6%         12%          0%          6%           12%
   ------   ---------- ---------- ------------ ----------- ----------- -------------
      1       $  7,996   $  8,511   $    9,026    $  4,922    $  5,437    $    5,953
      2       $ 15,855   $ 17,381   $   18,970    $ 12,781    $ 14,307    $   15,896
      3       $ 23,579   $ 26,636   $   29,948    $ 20,506    $ 23,563    $   26,874
      4       $ 31,208   $ 36,335   $   42,109    $ 28,134    $ 33,261    $   39,036
      5       $ 38,748   $ 46,505   $   55,591    $ 35,675    $ 43,432    $   52,518
      6       $ 45,259   $ 56,198   $   69,539    $ 42,373    $ 53,312    $   66,653
      7       $ 51,607   $ 66,276   $   84,915    $ 49,442    $ 64,111    $   82,751
      8       $ 57,780   $ 76,743   $  101,865    $ 56,336    $ 75,300    $  100,422
      9       $ 63,761   $ 87,603   $  120,544    $ 63,040    $ 86,881    $  119,822
     10       $ 69,535   $ 98,856   $  141,124    $ 69,535    $ 98,856    $  141,124
     15       $ 99,947   $167,147   $  287,076    $ 99,947    $167,147    $  287,076
     20       $122,787   $247,579   $  525,619    $122,787    $247,579    $  525,619
     25       $134,228   $338,857   $  915,390    $134,228    $338,857    $  915,390
     30       $128,470   $436,990   $1,553,165    $128,470    $436,990    $1,553,165
     35       $ 94,705   $530,716   $2,595,972    $ 94,706    $530,716    $2,595,972

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

                   FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE

   Illustration of Death Benefits, Accumulated Values and Net Cash Surrender
              Values Based on Guaranteed Cost of Insurance Rates

ISSUE AGE: 45                                             FACE AMOUNT: $439,120
CLASS: MALE NONSMOKER                                   DEATH BENEFIT OPTION: C
GUIDELINE PREMIUM TEST                                  ANNUAL PREMIUM: $10,000

                         Total                 End of Year DEATH BENEFIT
                       Premiums            Assuming Hypothetical Gross Annual
         End of        Paid Plus                  Investment Return of
         Policy       Interest at         ----------------------------------------------
          Year            5%                 0%                6%                12%
         ------       -----------         --------          --------          ----------
            1          $ 10,500           $449,120          $449,120          $  449,120
            2          $ 21,525           $459,120          $459,120          $  459,120
            3          $ 33,101           $469,120          $469,120          $  469,120
            4          $ 45,256           $479,120          $479,120          $  479,120
            5          $ 58,019           $489,120          $489,120          $  489,120
            6          $ 71,420           $499,120          $499,120          $  499,120
            7          $ 85,491           $509,120          $509,120          $  509,120
            8          $100,266           $519,120          $519,120          $  519,120
            9          $115,779           $529,120          $529,120          $  529,120
           10          $132,068           $539,120          $539,120          $  539,120
           15          $226,575           $589,120          $589,120          $  589,120
           20          $347,193           $639,120          $639,120          $  639,120
           25          $501,135           $      0*         $689,120          $  808,285
           30          $697,608           $      0*         $739,120          $1,296,248
           35          $948,363           $      0*         $      0*         $2,176,732

               End of Year ACCUMULATED VALUE       End of Year NET CASH SURRENDER VALUE
             Assuming Hypothetical Gross Annual     Assuming Hypothetical Gross Annual
   End of           Investment Return of                   Investment Return of
   Policy   -------------------------------------- --------------------------------------
    Year        0%          6%            12%          0%          6%            12%
   ------   ----------- -----------  ------------- ----------- -----------  -------------
      1         $ 7,025    $  7,508     $    7,993     $ 1,472    $  1,955     $    2,440
      2         $13,867    $ 15,271     $   16,735     $ 8,314    $  9,718     $   11,182
      3         $20,531    $ 23,303     $   26,314     $14,978    $ 17,750     $   20,761
      4         $27,049    $ 31,664     $   36,877     $21,496    $ 26,111     $   31,324
      5         $33,448    $ 40,389     $   48,548     $27,894    $ 34,836     $   42,995
      6         $37,412    $ 47,152     $   59,089     $32,340    $ 42,080     $   54,016
      7         $41,029    $ 53,964     $   70,528     $37,224    $ 50,160     $   66,724
      8         $44,257    $ 60,791     $   82,943     $41,720    $ 58,255     $   80,406
      9         $47,044    $ 67,585     $   96,410     $45,776    $ 66,317     $   95,142
     10         $49,330    $ 74,292     $  111,017     $49,330    $ 74,292     $  111,017
     15         $60,640    $115,515     $  218,342     $60,640    $115,515     $  218,342
     20         $49,426    $148,833     $  392,730     $49,426    $148,833     $  392,730
     25         $     0*   $155,645     $  696,797     $     0*   $155,645     $  696,797
     30         $     0*   $ 91,665     $1,211,447     $     0*   $ 91,665     $1,211,447
     35         $     0*   $      0*    $2,073,078     $     0*   $      0*    $2,073,078

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

*Additional payment will be required to prevent termination.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

                   FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE

   Illustration of Death Benefits, Accumulated Values and Net Cash Surrender
                Values Based on Current Cost of Insurance Rates

ISSUE AGE: 45                                             FACE AMOUNT: $439,120
CLASS: MALE NONSMOKER                                   DEATH BENEFIT OPTION: A
CASH VALUE ACCUMULATION TEST                            ANNUAL PREMIUM: $10,000

                         Total                 End of Year DEATH BENEFIT
                       Premiums            Assuming Hypothetical Gross Annual
         End of        Paid Plus                  Investment Return of
         Policy       Interest at         --------------------------------------------
          Year            5%                 0%               6%               12%
         ------       -----------         --------         --------         ----------
            1          $ 10,500           $439,120         $439,120         $  439,120
            2          $ 21,525           $439,120         $439,120         $  439,120
            3          $ 33,101           $439,120         $439,120         $  439,120
            4          $ 45,256           $439,120         $439,120         $  439,120
            5          $ 58,019           $439,120         $439,120         $  439,120
            6          $ 71,420           $439,120         $439,120         $  439,120
            7          $ 85,491           $439,120         $439,120         $  439,120
            8          $100,266           $439,120         $439,120         $  439,120
            9          $115,779           $439,120         $439,120         $  439,120
           10          $132,068           $439,120         $439,120         $  439,120
           15          $226,575           $439,120         $439,120         $  534,415
           20          $347,193           $439,120         $439,120         $  885,585
           25          $501,135           $439,120         $568,414         $1,397,540
           30          $697,608           $439,120         $712,425         $2,159,004
           35          $948,363           $439,120         $880,967         $3,329,577

              End of Year ACCUMULATED VALUE    End of Year NET CASH SURRENDER VALUE
            Assuming Hypothetical Gross Annual  Assuming Hypothetical Gross Annual
   End of          Investment Return of                Investment Return of
   Policy   ---------------------------------- -------------------------------------
    Year        0%         6%         12%          0%          6%           12%
   ------   ---------- ---------- ------------ ----------- ----------- -------------
      1       $  7,033   $  7,517   $    8,002    $  1,479    $  1,963    $    2,449
      2       $ 13,895   $ 15,300   $   16,766    $  8,342    $  9,747    $   11,213
      3       $ 20,594   $ 23,371   $   26,387    $ 15,041    $ 17,818    $   20,834
      4       $ 27,167   $ 31,792   $   37,016    $ 21,614    $ 26,239    $   31,463
      5       $ 33,640   $ 40,602   $   48,783    $ 28,087    $ 35,049    $   43,230
      6       $ 40,023   $ 49,831   $   61,826    $ 34,951    $ 44,758    $   56,754
      7       $ 46,321   $ 59,505   $   76,296    $ 42,517    $ 55,701    $   72,491
      8       $ 52,529   $ 69,646   $   92,349    $ 49,993    $ 67,110    $   89,813
      9       $ 58,644   $ 80,274   $  110,165    $ 57,376    $ 79,006    $  108,897
     10       $ 64,653   $ 91,404   $  129,933    $ 64,653    $ 91,404    $  129,933
     15       $100,991   $165,049   $  277,907    $100,991    $165,049    $  277,907
     20       $132,201   $257,720   $  521,688    $132,201    $257,720    $  521,688
     25       $157,736   $374,190   $  920,007    $157,736    $374,190    $  920,007
     30       $175,408   $516,958   $1,566,641    $175,408    $516,958    $1,566,641
     35       $182,767   $691,700   $2,614,249    $182,767    $691,700    $2,614,249

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

                   FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE

   Illustration of Death Benefits, Accumulated Values and Net Cash Surrender
              Values Based on Guaranteed Cost of Insurance Rates

ISSUE AGE: 45                                             FACE AMOUNT: $439,120
CLASS: MALE NONSMOKER                                   DEATH BENEFIT OPTION: A
CASH VALUE ACCUMULATION TEST                            ANNUAL PREMIUM: $10,000

                         Total                 End of Year DEATH BENEFIT
                       Premiums            Assuming Hypothetical Gross Annual
         End of        Paid Plus                  Investment Return of
         Policy       Interest at         ---------------------------------------------
          Year            5%                 0%                6%               12%
         ------       -----------         --------          --------         ----------
            1          $ 10,500           $439,120          $439,120         $  439,120
            2          $ 21,525           $439,120          $439,120         $  439,120
            3          $ 33,101           $439,120          $439,120         $  439,120
            4          $ 45,256           $439,120          $439,120         $  439,120
            5          $ 58,019           $439,120          $439,120         $  439,120
            6          $ 71,420           $439,120          $439,120         $  439,120
            7          $ 85,491           $439,120          $439,120         $  439,120
            8          $100,266           $439,120          $439,120         $  439,120
            9          $115,779           $439,120          $439,120         $  439,120
           10          $132,068           $439,120          $439,120         $  439,120
           15          $226,575           $439,120          $439,120         $  456,959
           20          $347,193           $439,120          $439,120         $  735,399
           25          $501,135           $439,120          $439,120         $1,108,707
           30          $697,608           $439,120          $484,978         $1,614,365
           35          $948,363           $      0*         $572,037         $2,306,149

               End of Year ACCUMULATED VALUE      End of Year NET CASH SURRENDER VALUE
             Assuming Hypothetical Gross Annual    Assuming Hypothetical Gross Annual
   End of           Investment Return of                  Investment Return of
   Policy   ------------------------------------- -------------------------------------
    Year        0%          6%           12%          0%          6%           12%
   ------   ----------- ----------- ------------- ----------- ----------- -------------
      1         $ 7,033    $  7,517    $    8,002     $ 1,479    $  1,963    $    2,449
      2         $13,895    $ 15,300    $   16,766     $ 8,342    $  9,747    $   11,213
      3         $20,594    $ 23,371    $   26,387     $15,041    $ 17,818    $   20,834
      4         $27,167    $ 31,792    $   37,016     $21,614    $ 26,239    $   31,463
      5         $33,640    $ 40,602    $   48,783     $28,087    $ 35,049    $   43,230
      6         $38,007    $ 47,793    $   59,779     $32,935    $ 42,721    $   54,707
      7         $42,134    $ 55,170    $   71,844     $38,330    $ 51,366    $   68,040
      8         $45,999    $ 62,726    $   85,094     $43,462    $ 60,190    $   82,558
      9         $49,571    $ 70,448    $   99,656     $48,303    $ 69,180    $   98,388
     10         $52,819    $ 78,319    $  115,677     $52,819    $ 78,319    $  115,677
     15         $72,595    $130,608    $  237,629     $72,595    $130,608    $  237,629
     20         $80,332    $191,120    $  433,216     $80,332    $191,120    $  433,216
     25         $67,413    $262,674    $  729,867     $67,413    $262,674    $  729,867
     30         $15,310    $351,915    $1,171,434     $15,310    $351,915    $1,171,434
     35         $     0*   $449,141    $1,810,695     $     0*   $449,141    $1,810,695

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

* Additional payment will be required to prevent policy termination.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

                   FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE

   Illustration of Death Benefits, Accumulated Values and Net Cash Surrender
                Values Based on Current Cost of Insurance Rates

ISSUE AGE: 45                                             FACE AMOUNT: $186,995
CLASS: MALE NONSMOKER                                   DEATH BENEFIT OPTION: B
CASH VALUE ACCUMULATION TEST                            ANNUAL PREMIUM: $10,000

                         Total                 End of Year DEATH BENEFIT
                       Premiums            Assuming Hypothetical Gross Annual
         End of        Paid Plus                  Investment Return of
         Policy       Interest at         --------------------------------------------
          Year            5%                 0%               6%               12%
         ------       -----------         --------         --------         ----------
            1          $ 10,500           $194,991         $195,506         $  196,021
            2          $ 21,525           $202,850         $204,376         $  205,965
            3          $ 33,101           $210,574         $213,631         $  216,943
            4          $ 45,256           $218,203         $223,330         $  229,104
            5          $ 58,019           $225,743         $233,500         $  242,586
            6          $ 71,420           $233,200         $244,169         $  257,539
            7          $ 85,491           $240,575         $255,364         $  274,128
            8          $100,266           $247,865         $267,110         $  292,529
            9          $115,779           $255,069         $279,430         $  312,941
           10          $132,068           $262,181         $292,348         $  335,579
           15          $226,575           $300,792         $372,205         $  595,965
           20          $347,193           $335,360         $483,483         $  975,329
           25          $501,135           $365,111         $619,788         $1,529,551
           30          $697,608           $388,142         $770,295         $2,354,839
           35          $948,363           $402,462         $947,126         $3,624,415

                 End of Year ACCUMULATED
                          VALUE
               Assuming Hypothetical Gross    End of Year NET CASH SURRENDER VALUE
                          Annual               Assuming Hypothetical Gross Annual
   End of          Investment Return of               Investment Return of
   Policy   --------------------------------  ------------------------------------
    Year        0%         6%         12%         0%           6%          12%
   ------   ---------  ---------  ----------  -----------  ----------   ----------
      1      $  7,996   $  8,511  $    9,026    $  4,922     $  5,437   $    5,953
      2      $ 15,855   $ 17,381  $   18,970    $ 12,781     $ 14,307   $   15,896
      3      $ 23,579   $ 26,636  $   29,948    $ 20,506     $ 23,563   $   26,874
      4      $ 31,208   $ 36,335  $   42,109    $ 28,134     $ 33,261   $   39,036
      5      $ 38,748   $ 46,505  $   55,591    $ 35,675     $ 43,432   $   52,518
      6      $ 46,205   $ 57,174  $   70,544    $ 43,318     $ 54,288   $   67,658
      7      $ 53,580   $ 68,369  $   87,133    $ 51,415     $ 66,204   $   84,968
      8      $ 60,870   $ 80,115  $  105,534    $ 59,427     $ 78,671   $  104,091
      9      $ 68,074   $ 92,435  $  125,946    $ 67,353     $ 91,713   $  125,225
     10      $ 75,186   $105,353  $  148,584    $ 75,186     $105,353   $  148,584
     15      $113,797   $185,210  $  309,914    $113,797     $185,210   $  309,914
     20      $148,365   $284,814  $  574,556    $148,365     $284,814   $  574,556
     25      $178,116   $408,009  $1,006,910    $178,116     $408,009   $1,006,910
     30      $201,147   $558,951  $1,708,745    $201,147     $558,951   $1,708,745
     35      $215,467   $743,645  $2,845,744    $215,467     $743,645   $2,845,744

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

                   FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE

   Illustration of Death Benefits, Accumulated Values and Net Cash Surrender
              Values Based on Guaranteed Cost of Insurance Rates

ISSUE AGE: 45                                             FACE AMOUNT: $186,995
CLASS: MALE NONSMOKER                                   DEATH BENEFIT OPTION: B
CASH VALUE ACCUMULATION TEST                            ANNUAL PREMIUM: $10,000

                         Total                 End of Year DEATH BENEFIT
                       Premiums            Assuming Hypothetical Gross Annual
         End of        Paid Plus                  Investment Return of
         Policy       Interest at         --------------------------------------------
          Year            5%                 0%               6%               12%
         ------       -----------         --------         --------         ----------
            1          $ 10,500           $194,991         $195,506         $  196,021
            2          $ 21,525           $202,850         $204,376         $  205,965
            3          $ 33,101           $210,574         $213,631         $  216,943
            4          $ 45,256           $218,203         $223,330         $  229,104
            5          $ 58,019           $225,743         $233,500         $  242,586
            6          $ 71,420           $232,254         $243,193         $  256,534
            7          $ 85,491           $238,602         $253,271         $  271,910
            8          $100,266           $244,775         $263,738         $  288,860
            9          $115,779           $250,756         $274,598         $  307,539
           10          $132,068           $256,530         $285,851         $  328,119
           15          $226,575           $286,942         $354,142         $  547,560
           20          $347,193           $309,782         $434,574         $  860,821
           25          $501,135           $321,223         $525,852         $1,282,245
           30          $697,608           $315,465         $623,985         $1,854,228
           35          $948,363           $281,701         $717,711         $2,637,680

              End of Year ACCUMULATED VALUE    End of Year NET CASH SURRENDER VALUE
            Assuming Hypothetical Gross Annual  Assuming Hypothetical Gross Annual
   End of          Investment Return of                Investment Return of
   Policy   ---------------------------------- -------------------------------------
    Year        0%         6%         12%          0%          6%           12%
   ------   ---------- ---------- ------------ ----------- ----------- -------------
      1       $  7,996   $  8,511   $    9,026    $  4,922    $  5,437    $    5,953
      2       $ 15,855   $ 17,381   $   18,970    $ 12,781    $ 14,307    $   15,896
      3       $ 23,579   $ 26,636   $   29,948    $ 20,506    $ 23,563    $   26,874
      4       $ 31,208   $ 36,335   $   42,109    $ 28,134    $ 33,261    $   39,036
      5       $ 38,748   $ 46,505   $   55,591    $ 35,675    $ 43,432    $   52,518
      6       $ 45,259   $ 56,198   $   69,539    $ 42,373    $ 53,312    $   66,653
      7       $ 51,607   $ 66,276   $   84,915    $ 49,442    $ 64,111    $   82,751
      8       $ 57,780   $ 76,743   $  101,865    $ 56,336    $ 75,300    $  100,422
      9       $ 63,761   $ 87,603   $  120,544    $ 63,040    $ 86,881    $  119,822
     10       $ 69,535   $ 98,856   $  141,124    $ 69,535    $ 98,856    $  141,124
     15       $ 99,947   $167,147   $  284,743    $ 99,947    $167,147    $  284,743
     20       $122,787   $247,579   $  507,100    $122,787    $247,579    $  507,100
     25       $134,228   $338,857   $  844,108    $134,228    $338,857    $  844,108
     30       $128,470   $436,990   $1,345,486    $128,470    $436,990    $1,345,486
     35       $ 94,706   $530,716   $2,070,999    $ 94,706    $530,716    $2,070,999

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

                   FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE

   Illustration of Death Benefits, Accumulated Values and Net Cash Surrender
                Values Based on Current Cost of Insurance Rates

ISSUE AGE: 45                                             FACE AMOUNT: $439,120
CLASS: MALE NONSMOKER                                   DEATH BENEFIT OPTION: C
CASH VALUE ACCUMULATION TEST                            ANNUAL PREMIUM: $10,000

                         Total                 End of Year DEATH BENEFIT
                       Premiums            Assuming Hypothetical Gross Annual
         End of        Paid Plus                  Investment Return of
         Policy       Interest at         --------------------------------------------
          Year            5%                 0%               6%               12%
         ------       -----------         --------         --------         ----------
            1          $ 10,500           $449,120         $449,120         $  449,120
            2          $ 21,525           $459,120         $459,120         $  459,120
            3          $ 33,101           $469,120         $469,120         $  469,120
            4          $ 45,256           $479,120         $479,120         $  479,120
            5          $ 58,019           $489,120         $489,120         $  489,120
            6          $ 71,420           $499,120         $499,120         $  499,120
            7          $ 85,491           $509,120         $509,120         $  509,120
            8          $100,266           $519,120         $519,120         $  519,120
            9          $115,779           $529,120         $529,120         $  529,120
           10          $132,068           $539,120         $539,120         $  539,120
           15          $226,575           $589,120         $589,120         $  589,120
           20          $347,193           $639,120         $639,120         $  871,240
           25          $501,135           $689,120         $689,120         $1,376,440
           30          $697,608           $739,120         $739,120         $2,127,702
           35          $948,363           $789,120         $806,951         $3,282,451

              End of Year ACCUMULATED VALUE    End of Year NET CASH SURRENDER VALUE
            Assuming Hypothetical Gross Annual  Assuming Hypothetical Gross Annual
   End of          Investment Return of                Investment Return of
   Policy   ---------------------------------- -------------------------------------
    Year        0%         6%         12%          0%          6%           12%
   ------   ---------- ---------- ------------ ----------- ----------- -------------
      1       $  7,025   $  7,508   $    7,993    $  1,472    $  1,955    $    2,440
      2       $ 13,867   $ 15,271   $   16,735    $  8,314    $  9,718    $   11,182
      3       $ 20,531   $ 23,303   $   26,314    $ 14,978    $ 17,750    $   20,761
      4       $ 27,049   $ 31,664   $   36,877    $ 21,496    $ 26,111    $   31,324
      5       $ 33,448   $ 40,389   $   48,548    $ 27,894    $ 34,836    $   42,995
      6       $ 39,734   $ 49,506   $   61,461    $ 34,662    $ 44,434    $   56,389
      7       $ 45,912   $ 59,038   $   75,760    $ 42,108    $ 55,233    $   71,955
      8       $ 51,973   $ 68,999   $   91,594    $ 49,437    $ 66,463    $   89,058
      9       $ 57,911   $ 79,406   $  109,132    $ 56,643    $ 78,138    $  107,864
     10       $ 63,705   $ 90,264   $  128,551    $ 63,705    $ 90,264    $  128,551
     15       $ 97,831   $161,026   $  273,038    $ 97,831    $161,026    $  273,038
     20       $123,539   $246,059   $  513,238    $123,539    $246,059    $  513,238
     25       $137,514   $349,070   $  906,116    $137,514    $349,070    $  906,116
     30       $131,559   $474,552   $1,543,928    $131,559    $474,552    $1,543,928
     35       $ 93,079   $633,585   $2,577,247    $ 93,079    $633,585    $2,577,247

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

                   FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE

   Illustration of Death Benefits, Accumulated Values and Net Cash Surrender
              Values Based on Guaranteed Cost of Insurance Rates

ISSUE AGE: 45                                             FACE AMOUNT: $439,120
CLASS: MALE NONSMOKER                                   DEATH BENEFIT OPTION: C
CASH VALUE ACCUMULATION TEST                            ANNUAL PREMIUM: $10,000

                         Total             End of Year DEATH BENEFIT Assuming
                       Premiums                Hypothetical Gross Annual
         End of        Paid Plus                  Investment Return of
         Policy       Interest at         ----------------------------------------------
          Year            5%                 0%                6%                 12%
         ------       -----------         --------          --------          ----------
            1          $ 10,500           $449,120          $449,120          $  449,120
            2          $ 21,525           $459,120          $459,120          $  459,120
            3          $ 33,101           $469,120          $469,120          $  469,120
            4          $ 45,256           $479,120          $479,120          $  479,120
            5          $ 58,019           $489,120          $489,120          $  489,120
            6          $ 71,420           $499,120          $499,120          $  499,120
            7          $ 85,491           $509,120          $509,120          $  509,120
            8          $100,266           $519,120          $519,120          $  519,120
            9          $115,779           $529,120          $529,120          $  529,120
           10          $132,068           $539,120          $539,120          $  539,120
           15          $226,575           $589,120          $589,120          $  589,120
           20          $347,193           $639,120          $639,120          $  666,458
           25          $501,135           $      0*         $689,120          $1,013,317
           30          $697,608           $      0*         $739,120          $1,482,517
           35          $948,363           $      0*         $      0*         $2,123,915

               End of Year ACCUMULATED VALUE       End of Year NET CASH SURRENDER VALUE
             Assuming Hypothetical Gross Annual     Assuming Hypothetical Gross Annual
   End of           Investment Return of                   Investment Return of
   Policy   -------------------------------------- --------------------------------------
    Year        0%          6%            12%          0%          6%            12%
   ------   ----------- -----------  ------------- ----------- -----------  -------------
      1         $ 7,025    $  7,508     $    7,993     $ 1,472    $  1,955     $    2,440
      2         $13,867    $ 15,271     $   16,735     $ 8,314    $  9,718     $   11,182
      3         $20,531    $ 23,303     $   26,314     $14,978    $ 17,750     $   20,761
      4         $27,049    $ 31,664     $   36,877     $21,496    $ 26,111     $   31,324
      5         $33,448    $ 40,389     $   48,548     $27,894    $ 34,836     $   42,995
      6         $37,412    $ 47,152     $   59,089     $32,340    $ 42,080     $   54,016
      7         $41,029    $ 53,964     $   70,528     $37,224    $ 50,160     $   66,724
      8         $44,257    $ 60,791     $   82,943     $41,720    $ 58,255     $   80,406
      9         $47,044    $ 67,585     $   96,410     $45,776    $ 66,317     $   95,142
     10         $49,330    $ 74,292     $  111,017     $49,330    $ 74,292     $  111,017
     15         $60,640    $115,515     $  218,342     $60,640    $115,515     $  218,342
     20         $49,426    $148,833     $  392,603     $49,426    $148,833     $  392,603
     25         $     0*   $155,645     $  667,071     $     0*   $155,645     $  667,071
     30         $     0*   $ 91,665     $1,075,761     $     0*   $ 91,665     $1,075,761
     35         $     0*   $      0*    $1,667,612     $     0*   $      0*    $1,667,612

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

*Additional payment will be required to prevent policy termination.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

Form No. 15-21491-00

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 125 pages (including illustrations).
Supplement
The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940 The Signatures.
Written consent of the following person (included in the exhibits shown below):

Deloitte & Touche LLP, Independent Auditors
Dechest Price & Rhoads, Outside Counsel
The following exhibits:


1. (1) (a) Resolution of the Board of Directors of the Depositor dated
           November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. /1/

       (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. /1/

   (2) Inapplicable


   (3) (a) Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network) /1/


       (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /2/

   (4) Inapplicable


   (5) (a) Flexible Premium Variable Life Insurance Policy /1/

       (b) Annual Renewable Term Rider (form R98-AR) /1/

       (c) Accounting Benefit Rider (form R98-AB) /1/

       (d) Accelerated Living Benefit Rider (form R92-ABR) /1/

       (e) Spouse Term Rider (form R98-ART-VL) /1/

       (f) Children's Term Rider (form R84-CT) /1/

       (g) Waiver of Charges (form R98-WC) /2/

       (h) Accidental Death Benefit (form R84-AD) /1/

       (i) Guaranteed Insurability Rider (form R84-GI) /1/

       (j) Disability Benefit Rider (form R84-DB) /1/

       (k) Surrender Charge Endorsement (E9852S)

   (6) (a) Bylaws of Pacific Life Insurance Company /1/

       (b) Articles of Incorporation of Pacific Life Insurance Company /1/

  (7)    Inapplicable

  (8)    Inapplicable

  (9)    Participation Agreement between Pacific Life Insurance
         Company and Pacific Select Fund /1/

  (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /1/

2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP /2/

    (b) Consent of Dechert Price & Rhoads /1/

7.  Opinion of Actuary /2/

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

9.  Power of Attorney /1/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable


/1/ Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 31, 1998, File No. 333-60461, Accession Number 0001017062-98-001653.

/2/ Filed as part of Pre-Effective Amendment No. 1 to Registration Statement on
    Form S-6 filed via EDGAR on November 19, 1998, File No. 333-60461, Accession Number 0001017062-98-002348.

UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as maybe prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

  Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 5th day of February, 1999.

                                          PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                      (Registrant)

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                       (Depositor)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained in the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-60461, Accession Number 0001017062-98-001653, as Exhibit 9.)

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 5th day of February, 1999.
                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                      (Registrant)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained in the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-60461, Accession Number 0001017062-98-001653, as Exhibit 9.)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                     Title                                  Date

____________________          Director, Chairman of the Board        __________ , 1999
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 __________ , 1999
Glenn S. Schafer*

____________________          Director, Senior Vice President and    __________ , 1999
Khanh T. Tran*                Chief Financial Officer

____________________          Director, Senior Vice President and    __________ , 1999
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           __________ , 1999
Audrey L. Milfs*              Corporate Secretary

____________________          Director                               __________ , 1999
Richard M. Ferry*

____________________          Director                               __________ , 1999
Donald E. Guinn*

____________________          Director                               __________ , 1999
Ignacio E. Lozano, Jr.*

____________________          Director                               __________ , 1999
Charles D. Miller*

____________________          Director                               __________ , 1999
Donn B. Miller*

____________________          Director                               __________ , 1999
Richard M. Rosenberg*

____________________          Director                               __________ , 1999
James R. Ukropina*

____________________          Director                               __________ , 1999
Raymond L. Watson*

____________________          Vice President and Controller          __________ , 1999
Edward R. Byrd*

*BY: /s/ DAVID R. CARMICHAEL                                          February 5, 1999
     David R. Carmichael
     as attorney-in-fact



(Powers of Attorney are contained as Exhibit 9 in the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-60461, Accession Number 0001017062-98-001653.)